Short-Term Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term debt	$ 105,500	$ 73,000
Unused Credit Lines Amount	204,660
Unused Credit Lines Amount, Expired Amount	$ 6,710
Minimum [Member]
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate	0.42%	0.42%
Maximum [Member]
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate	0.45%	0.57%